                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-4841
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                           MFS MUNICIPAL INCOME TRUST
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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               (Address of principal executive offices) (Zip code)

                                Stephen E. Cavan
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                    Date of fiscal year end: October 31, 2002
--------------------------------------------------------------------------------
                    Date of reporting period: April 30, 2003
--------------------------------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

[MFS LOGO]
INVESTMENT MANAGEMENT


                        MFS(R) MUNICIPAL
                        INCOME TRUST

                        SEMIANNUAL REPORT o APRIL 30, 2003

TABLE OF CONTENTS

Letter from the Chairman ..................................................  1
Management Review .........................................................  4
Performance Summary .......................................................  8
Portfolio of Investments .................................................. 10
Financial Statements ...................................................... 27
Notes to Financial Statements ............................................. 32
Trustees and Officers ..................................................... 40



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NOT FDIC INSURED                 MAY LOSE VALUE               NO BANK GUARANTEE
NOT A DEPOSIT                 NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
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

LETTER FROM THE CHAIRMAN

[Photo of Jeffrey L. Shames]
      Jeffrey L. Shames

Dear Shareholders,
Our firm was built on the philosophy that bottom- up fundamental research is the best means of achieving superior long term investment performance. When you're managing billions of dollars for investors, we think you have an obligation to have in-depth, firsthand knowledge of every company you own whether it is in the U.S. or anywhere across the globe.

We have structured our equity and fixed-income investment teams to capitalize on the strength of our investment process and the global reach of our analysts based around the world. Our global research team is composed of 45 equity analysts, 27 based in the U.S. and 18 based abroad, and 26 credit research analysts. Each analyst is assigned one or more specific industries and then charged with identifying the most attractive investment ideas within these industries. Our U.S. and non-U.S. equity research analysts are unified into one team that emphasizes a collaborative process in analyzing securities across the globe. Credit analysts also share their expertise in each segment of the fixed-income market and work as part of the same team ensuring that every member has access to information that may have a material effect on their investment decisions. As MFS continues to grow and as markets become more complex, we believe our structure will enable us to maintain a consistent investment process with the goal of providing strong, long-term investment performance across market capitalizations, investment disciplines, and country borders for our fund shareholders.

THINKING GLOBALLY
More companies than ever compete globally and, therefore, we must make investment decisions knowing what is occurring outside of a company's local market. This trend plays to the strength of our environment of collaboration between our analysts and portfolio managers across the globe. The analysts know the most details about individual companies in specific industries and geographic regions. The portfolio managers have broader, cross-industry insights and a wider perspective on companies and industries. Our goal is to make sure those two sets of perspectives coordinate and work well together. As markets across the globe become more interdependent, we believe our collaborative environment allows us to produce solid investment ideas for our portfolios.

BUILDING A NETWORK
Simply put, we believe our structure assures that our analysts maintain their peripheral vision rather than becoming too immersed in a specific segment of the market. We do not believe that analysts and portfolio managers -- no matter how talented they may be -- can succeed by working in a vacuum. Through the latest technology available, our entire research team meets frequently via video and telephone teleconferences, email, and PDAs (Personal Digital Assistants). When we hire new analysts, we require them to spend an average of one year in Boston to learn MFS' culture and to build relationships with their peers. We believe the interaction among our analysts is the key to making our collaborative process work towards delivering superior long term investment performance for our fund shareholders. Our analysts work out of four research offices in Boston, London, Singapore, and Tokyo, and are assigned to specific regions and industries. They meet regularly with their colleagues to discuss the trends around the world affecting the companies they cover.

In addition, our equity and fixed-income analysts often visit company managements as a team. This collaboration is vital because of the different perspective they bring to their analysis. Because a company's stock price has tended to follow its earnings over time, our equity research analysts tend to focus on gauging earnings potential, a company's position within its industry and its ability to grow its market share. Conversely, our fixed income analysts will look at stability of a company's cash flow, the value of its assets, and its capital structure to gauge whether the company can generate enough free cash flow to pay off its debt. As a result of their collaboration, we believe we're able to see a more complete view of a company.

WORKING TOGETHER
Our portfolio managers also work closely with the analysts to select the most appropriate securities for their portfolios from the various recommendations made by the analysts. Opinions are exchanged and ideas are challenged so that each member of our team is involved in our investment process. In fact, our portfolio managers will be the first ones to tell you that many of their best ideas start with the research analysts. We believe our collaborative approach also provides us with an effective way to assess risk. Our portfolio managers are not discouraged from taking on an appropriate level of risk; however we have rigorous guidelines to assure that the level of risk is measured and monitored and consistent with the investment philosophies of each of our portfolios. All told, we believe our culture empowers the members of our investment team to continue to do their best work and allows them to make better investment decisions.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

Respectfully,

/s/ Jeffrey L. Shames

Jeffrey L. Shames
Chairman
MFS Investment Management(R)

May 30, 2003

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

MANAGEMENT REVIEW

Dear Shareholders,
For the 6 months ended April 30, 2003, the trust provided a total return of 9.16% based on its beginning and ending stock market prices and assuming the reinvestment of any dividends and capital gains distributions paid during the period. The trust's total return based on its net asset value (NAV) was 2.68%. This return compares to those of 3.59% and 2.95%, respectively, for the trust's benchmarks, the Lehman Brothers Municipal Bond Index (the Lehman Index), a broad measure of the municipal bond market, and the Lipper Closed End High Yield Municipal Index (the Lipper Index), an index composed of 10 closed-end funds (including MFS(R) Municipal Income Trust) that invest at least 50% of their assets in lower-rated municipal debt securities.

MARKET ENVIRONMENT
The municipal bond market overall posted gains during the six months ended April 30, 2003, as economic growth was moderate and uncertainty about the economy pushed interest rates down. While high-yield municipal bonds delivered positive returns, they did not perform as well as higher-rated issues. Early in the period, we saw a continuation of the "flight to quality" that had begun in the spring and summer of 2002. A rash of corporate scandals, economic weakness, and then the expectation of war with Iraq led investors to seek high-quality assets such as Treasuries and "AAA"-rated municipal bonds, which typically have been less volatile than lower-rated bonds in times of crisis. (Principal and interest of U.S. Treasury securities are guaranteed by the U.S. government if held to maturity.)

A factor that held back higher-yielding municipal issues was the problem of budget shortfalls at the state and local level, as the slowing economy hurt tax receipts. While the issues of corporate misdeeds and Iraqi war worries seemed to have largely faded by the end of April -- and in fact we saw a rally in stocks and taxable high-yield bonds during this time -- municipal budget problems continued to lead muni investors to prefer less risky, higher-quality bonds.

The high-yield municipal area also suffered from specific sector woes. Bonds of health care facilities, which are partly dependent on state Medicaid and federal Medicare payments, were affected by government budget tightening. Airline and airport-related bonds were pressured by financial stress at most major carriers.

One of the hardest-hit areas was tobacco bonds. These securities are backed by the 1998 Master Settlement Agreement (MSA), in which tobacco companies agreed to a stream of payments to 46 states in return for the states dropping smoking-related class action lawsuits. In March, a different lawsuit raised questions about Philip Morris USA's ability to make its April 2003 MSA payment, and state tobacco bonds declined on the news. While Philip Morris did make its April payment, tobacco bonds remained somewhat depressed by the perception of increased risk in the sector.

PERFORMANCE RELATIVE TO THE LIPPER INDEX
The trust modestly underperformed (based upon total return on NAV) against the Lipper Closed End High Yield Municipal Index, a benchmark composed of the trust's peers. There were two main reasons for that underperformance. Relative to its peers, the trust was overweighted in tobacco bonds, which declined in price. In addition, the trust was relatively short in duration (a measure of sensitivity to interest rate changes). For that reason, the trust benefited less than its peer group when interest rates declined (and bond prices rose) over the period.

In contrast, the trust's overweighting in the utilities sector helped relative performance. In mid-2002, the sector in general had been depressed by fallout from the Enron scandal. By the start of the six-month period, however, the situation began to turn around. Utilities started to improve their balance sheets, and banks restructured utility loans with longer maturities. Investors seemed to realize that most utilities were not going to go bankrupt and that perhaps those securities had become undervalued. The result was strong performance in the sector over the period.

Another positive factor was the trust's positioning on the yield curve. (A yield curve for bonds is a graph showing yield against time remaining to maturity. In most cases, yield increases with maturity.) Over the period, interest rates in the 12- to 20-year part of the curve declined more than longer-term rates, so bonds in the 12- to 20-year area saw more price appreciation. The trust's overweighting in that better-performing part of the curve helped relative performance.

PERFORMANCE RELATIVE TO THE LEHMAN INDEX
The trust underperformed (based upon total return on NAV) against the Lehman Brothers Municipal Bond Index, a benchmark composed primarily of high-grade securities rated "A" or better. As mentioned earlier, high-yield securities, which are the trust's main focus, underperformed high-grade issues over the period. This was the main factor in the trust's underperformance relative to the Lehman Index. (By prospectus, the trust must, under normal market conditions, have at least 65% of its holdings in bonds rated "BBB" or lower.)

Respectfully,

/s/ Michael W. Roberge                  /s/ Geoffrey L. Schechter

Michael W. Roberge                      Geoffrey L. Schechter
Portfolio Manager                       Portfolio Manager

The opinions expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

It is not possible to invest directly in an index.

The portfolio is actively managed, and current holdings may be different.

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   PORTFOLIO MANAGERS' PROFILES
--------------------------------------------------------------------------------

   MICHAEL W. ROBERGE, CFA, IS SENIOR VICE PRESIDENT AND DIRECTOR OF FIXED INCOME RESEARCH OF MFS INVESTMENT MANAGEMENT(R) (MFS(R)) AND PORTFOLIO MANAGER OF THE MUNICIPAL HIGH INCOME PORTFOLIOS OF OUR MUTUAL FUNDS AND CLOSED-END FUNDS. MICHAEL ALSO OVERSEES THE ANALYST TEAM THAT MANAGES THE RESEARCH BOND PORTFOLIOS OF OUR MUTUAL FUNDS. HE IS ALSO A MEMBER OF THE MFS FIXED INCOME STRATEGY GROUP. HE JOINED MFS IN 1996 AS A CREDIT ANALYST IN THE MUNICIPAL FIXED INCOME DEPARTMENT AND WAS NAMED PORTFOLIO MANAGER IN 1997, VICE PRESIDENT IN 1998, SENIOR VICE PRESIDENT AND ASSOCIATE DIRECTOR OF FIXED INCOME RESEARCH IN 2000, AND DIRECTOR OF FIXED INCOME RESEARCH IN 2001. PRIOR TO JOINING MFS, HE WORKED AS A MUNICIPAL CREDIT ANALYST AND PORTFOLIO MANAGER WITH ANOTHER MAJOR MUTUAL FUND FIRM. BEFORE THAT, HE WAS A CREDIT ANALYST WITH MOODY'S INVESTORS SERVICE, INC. MICHAEL IS A 1990 GRADUATE OF BEMIDJI STATE UNIVERSITY AND EARNED AN M.B.A. DEGREE FROM HOFSTRA UNIVERSITY IN 1992. HE HOLDS THE CHARTERED FINANCIAL ANALYST (CFA) DESIGNATION AND IS A MEMBER OF THE BOSTON MUNICIPAL ANALYSTS FORUM AND THE NATIONAL FEDERATION OF MUNICIPAL ANALYSTS.

   GEOFFREY L. SCHECHTER, CFA, CPA, IS SENIOR VICE PRESIDENT OF MFS INVESTMENT MANAGEMENT(R) (MFS(R)) AND A PORTFOLIO MANAGER OF OUR MUNICIPAL BOND FUNDS. HE ALSO MANAGES SEVERAL OTHER STATE MUNICIPAL BOND PORTFOLIOS FOR MFS. HE JOINED MFS AS INVESTMENT OFFICER IN 1993 AFTER WORKING AS A MUNICIPAL CREDIT ANALYST WITH A MAJOR INSURANCE COMPANY. HE WAS NAMED PORTFOLIO MANAGER IN 1993, ASSISTANT VICE PRESIDENT IN 1994, AND VICE PRESIDENT IN 1995. GEOFF IS A GRADUATE OF THE UNIVERSITY OF TEXAS AND HAS AN M.B.A. DEGREE FROM BOSTON UNIVERSITY. HE HOLDS THE CHARTERED FINANCIAL ANALYST (CFA) AND CERTIFIED PUBLIC ACCOUNTANT (CPA) DESIGNATIONS.

   ALL PORTFOLIO MANAGERS AT MFS ARE SUPPORTED BY AN INVESTMENT STAFF OF
   OVER 160 PROFESSIONALS UTILIZING MFS ORIGINAL RESEARCH(R), A GLOBAL, ISSUER-ORIENTED, BOTTOM-UP PROCESS OF SELECTING SECURITIES.
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In accordance with Section 23(c) of The Investment Company Act of 1940, the
trust hereby gives notice that it may from time to time repurchase shares of the trust in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

OBJECTIVE: To provide a high level of current income exempt from federal income taxes.

NEW YORK STOCK EXCHANGE SYMBOL: MFM

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   PERFORMANCE SUMMARY
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   (For the six month period ended April 30, 2003)

   NET ASSET VALUE PER SHARE
   October 31, 2002             $7.61
   April 30, 2003               $7.57

   NEW YORK STOCK EXCHANGE PRICE
   October 31, 2002             $7.15
   April 30, 2003 (high)*       $7.50
   December 23, 2002 (low)*     $7.00

   *For the period from November 1, 2002 through April 30, 2003
--------------------------------------------------------------------------------

NOTES TO PERFORMANCE SUMMARY

All results are historical. Investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than their original cost. More recent returns may be more or less than those shown. Past performance is no guarantee of future results.

KEY RISK CONSIDERATIONS

The portfolio may invest in derivative securities which may include futures and options. These types of instruments can increase price fluctuation.

The portfolio focuses on companies in a limited number of sectors making it more susceptible to adverse economic, political, or regulatory developments affecting those sectors than a portfolio that invests more broadly.

Investments in lower-rated securities may provide greater returns but may have greater-than-average risk.

Because the portfolio invests in a limited number of companies a change in one security's value may have a more significant effect on the portfolio's value.

Government guarantees apply to the underlying securities only and not to the prices and yields of the portfolio.

These risks may increase share price volatility. Please see the prospectus for further information on these and other risk considerations.

NUMBER OF SHAREHOLDERS

As of April 30, 2003, our records indicate that there are 3,933 registered shareholders and approximately 13,202 shareholders owning trust shares in "street" name, such as through brokers, banks, and other financial intermediaries.

As of April 30, 2003, 2,800 shares of Auction Preferred Shares (APS), Series T and 2,800 shares of Auction Preferred Shares (APS), Series TH were issued and outstanding.

If you are a "street" name shareholder and wish to directly receive our reports, which contain important information about the trust, please write or call:

        State Street Bank and Trust Company
        P.O. Box 8200
        Boston, MA 02266-8200
        1-800-637-2304

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

MFS offers a Dividend Reinvestment and Cash Purchase Plan that allows you to reinvest either all of the distributions paid by the trust or only the long-term capital gains. Purchases are made at the market price unless that price exceeds the net asset value (the shares are trading at a premium). If the shares are trading at a premium, purchases will be made at a discounted price of either the net asset value or 95% of the market price, whichever is greater. Twice each year you can also buy shares. Investments in any amount over $100 can be made in January and July on the 15th of the month or shortly thereafter.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the plan on your behalf. If the nominee does not offer the plan, you may wish to request that your shares be re-registered in your own name so that you can participate.

There is no service charge to reinvest distributions, nor are there brokerage charges for shares issued directly by the trust. However, when shares are bought on the New York Stock Exchange or otherwise on the open market, each participant pays a pro rata share of the commissions. The automatic reinvestment of distributions does not relieve you of any income tax that may be payable (or required to be withheld) on the distributions.

To enroll in or withdraw from the plan, or if you have any questions, call 1-800-637-2304 any business day from 8 a.m. to 8 p.m. Eastern time. Please have available the name of the trust and your account and Social Security numbers. For certain types of registrations, such as corporate accounts, instructions must be submitted in writing. Please call for additional details. When you withdraw, you can receive the value of the reinvested shares in one of two ways: a check for the value of the full and fractional shares, or a certificate for the full shares and a check for the fractional shares.

PORTFOLIO OF INVESTMENTS (Unaudited) -- April 30, 2003

Municipal Bonds - 142.8%
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                                                                       PRINCIPAL AMOUNT
ISSUER                                                                    (000 OMITTED)               VALUE
------------------------------------------------------------------------------------------------------------
Airport and Port Revenue - 1.7%
Oklahoma City, OK, Airport Trust Rev., FSA, 5.75s, 2016                         $ 3,125       $   3,395,437
Seattle, WA, Airport Trust Rev., FGIC, 5.625s, 2018                               1,500           1,598,850
                                                                                              -------------
                                                                                              $   4,994,287
------------------------------------------------------------------------------------------------------------
General Obligations - General Purpose - 1.5%
Jefferson County, OH, RADIAN, 7.125s, 2005(++)                                  $ 1,000       $   1,163,420
Lake County, IL, Land Acquisition & Development, 5.75s, 2017                      1,000           1,147,910
New York City, NY, 6.125s, 2006(++)                                                 530             602,690
New York City, NY, 6.125s, 2025                                                   1,470           1,569,166
                                                                                              -------------
                                                                                              $   4,483,186
------------------------------------------------------------------------------------------------------------
General Obligations - Improvement - 0.7%
New Lenox, IL, Community Park Development Authority, 8.25s, 2004(++)            $ 1,765       $   1,950,643
------------------------------------------------------------------------------------------------------------
Health Care Revenue - Hospitals - 34.8%
Allegheny County, PA, Hospital Development Authority Rev. (South
  Hills Health System), 6.75s, 2025                                             $   500       $     531,330
Allegheny County, PA, Hospital Development Authority Rev. (West
  Penn Allegheny Health), 9.25s, 2022                                             1,000           1,124,880
Allegheny County, PA, Hospital Development Authority Rev. (West
  Penn Allegheny Health), 9.25s, 2030                                             2,000           2,243,540
Baldwin County, AL, Eastern Shore Health Care Authority Rev.
  (Thomas Hospital), 5.75s, 2027                                                    700             646,898
Brookhaven, NY, Civic Facilities Rev. (Memorial Hospital Medical
  Center, Inc.), 7.75s, 2010                                                      1,000           1,057,550
Chautauqua County, NY, Civic Facilities Rev. (Woman's Christian
  Assn.), 6.35s, 2017                                                               290             290,212
Chautauqua County, NY, Civic Facilities Rev. (Woman's Christian
  Assn.), 6.4s, 2029                                                                980             947,180
Chemung County, NY, Civic Facilities Rev. (St. Joseph's Hospital-
  Elmira), 6s, 2013                                                                 640             625,510
Chemung County, NY, Civic Facilities Rev. (St. Joseph's Hospital-
  Elmira), 6.35s, 2013                                                              160             160,290
Chester County, PA, Health & Educational Facilities Rev. (Chester
  County Hospital), 6.75s, 2021                                                   1,625           1,605,663
Citrus County, FL, Hospital Development Authority Rev. (Citrus
  Memorial Hospital), 6.25s, 2023                                                 1,000           1,010,240
Colorado Health Facilities Authority Rev. (Parkview Medical
  Center), 6.5s, 2020                                                             1,000           1,102,260
Colorado Health Facilities Authority Rev. (Parkview Medical
  Center), 6.6s, 2025                                                             1,000           1,125,300
Colorado Health Facilities Authority Rev. (Portercare Adventist
  Health Systems), 6.625s, 2026                                                     675             734,947
Comal County, TX, Health Facilities Development Rev. (McKenna
  Memorial Hospital), 6.125s, 2022                                                  500             503,990
Health Care Revenue - Hospitals - continued
Crittenden County, AR, 7s, 2020                                                   1,030           1,134,329
Cumberland County, PA, Municipal Authority Rev. (Carlisle Hospital
  & Health Centers), 6.8s, 2004(++)                                                 250             275,958
Cuyahoga County, OH, Hospital Facilities Rev. (Canton, Inc.), 7.5s, 2030            850             940,236
Delaware Health Facilities Authority Rev. (Nanticoke Memorial
  Hospital), 5.625s, 2032                                                         1,250           1,262,250
Denver, CO, Health & Hospital Authority Rev., 5.25s, 2013                           635             648,970
Denver, CO, Health & Hospital Authority Rev., 5.375s, 2018                        1,500           1,484,475
Denver, CO, Health & Hospital Authority Rev., 6s, 2023                              250             255,585
Denver, CO, Health & Hospital Authority Rev., 5.375s, 2028                        1,000             947,540
District of Columbia, Health & Hospital Authority Rev. (Medstar
  University Hospital), 6.875s, 2031                                              1,200           1,294,860
Grand Forks, ND, Health Care Authority Rev. (Altru Health Systems
  Obligation Group), 7.125s, 2024                                                   755             827,072
Gulfport, MS, Health Care Authority Rev. (Memorial Hospital at
  Gulfport), 5.75s, 2031                                                          1,000           1,021,590
Highlands County, FL, Health Care Authority Rev. (Adventist/
  Sunbelt Hospital), 6s, 2031                                                       900             949,446
Houston County, AL, Health Care Authority Rev., AMBAC, 6.25s, 2030                2,000           2,283,280
Huntsville, AL, Health Care Authority Rev., 5.625s, 2026                            875             888,003
Illinois Development Finance Authority, Hospital Authority Rev.
  (Adventist/Sunbelt Hospital), 5.65s, 2024                                       1,750           1,775,182
Illinois Health Facilities Authority Rev. (Centegra Health
  Systems), 5.25s, 2018                                                           1,000             999,230
Indiana Health Facility Financing Authority Rev., Hospital
  Authority Rev. (Munster Medical Research Foundation, Inc.), 6.375s, 2031        3,990           4,042,109
Indiana Health Facility Financing Authority Rev., Hospital
  Authority Rev. (Riverview Hospital), 6.125s, 2031                               1,000           1,017,580
Kentucky Economic Development Finance Authority, Health Systems
  Rev. (Norton Healthcare, Inc.), 6.5s, 2020                                      5,000           5,244,550
Knox County, TN, Health Educational Housing Facilities Board,
  Hospital Facilites Rev. (Baptist Health Systems), 6.5s, 2031                    1,500           1,555,155
Lauderdale County & Florence, AL, Health Care Authority Rev.
  (Coffee Health Group), MBIA, 5.625s, 2021                                       3,000           3,279,030
Lufkin, TX, Health Facilities Rev. (Memorial Health System of East
  Texas), 6.875s, 2026                                                            1,635           1,536,834
Lufkin, TX, Health Facilities Rev. (Memorial Health System of East
  Texas), 5.7s, 2028                                                                995             796,816
Maryland Health & Education Facilities Authority Rev. (North
  Arundel Hospital), 6.5s, 2031                                                   1,500           1,624,590
Massachusetts Health & Education Facilities Authority Rev. (Anna
  Jaques Hospital), 6.875s, 2012                                                    340             344,719
Health Care Revenue - Hospitals - continued
Massachusetts Health & Education Facilities Authority Rev.
  (Berkshire Health Systems), 6.25s, 2031                                         1,900           1,952,250
Massachusetts Health & Education Facilities Authority Rev.
  (Caritas Christi Obligation), 6.5s, 2012                                          600             629,694
Massachusetts Health & Education Facilities Authority Rev.
  (Caritas Christi Obligation), 5.7s, 2015                                          500             476,275
Massachusetts Health & Education Facilities Authority Rev. (Jordan
  Hospital), 5.25s, 2018                                                          1,400           1,337,924
Massachusetts Health & Education Facilities Authority Rev. (Saints
  Memorial Medical Center), 6s, 2023                                                465             423,076
Metro Health Facilities Development Rev., TX (Wilson N. Jones
  Memorial Hospital), 7.2s, 2021                                                    700             656,334
Metro Health Facilities Development Rev., TX (Wilson N. Jones
  Memorial Hospital), 7.25s, 2031                                                 1,000             923,670
Miami Beach, FL, Health Facilities Rev. (Mount Sinai Medical
  Center), 6.7s, 2019                                                               750             678,638
Mississippi Business Finance Corp., Health Facilities Rev. (Rush
  Medical Foundation, Inc.), 5.625s, 2023                                           905             822,889
Mississippi Hospital Equipment, Health Facilities Rev. (Rush
  Medical Foundation), 5.4s, 2007                                                   405             418,928
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial
  Hospital), 5.625s, 2032                                                           435             435,265
Nassau County, NY, Industrial Development Agency, Civic Facilities
  Rev. (North Shore Health System), 5.625s, 2010                                    910             922,995
Nassau County, NY, Industrial Development Agency, Civic Facilities
  Rev. (North Shore Health System), 5.875s, 2011                                    670             683,808
New Hampshire Health & Education Facilities Authority Rev.
  (Covenant Health), 6.5s, 2017                                                   1,000           1,111,270
New Hampshire Health & Education Facilities Authority Rev.
  (Littleton Hospital), 5.8s, 2018                                                1,000             836,500
New Hampshire Higher Educational & Health Facilities Authority,
  Hospital Rev. (Catholic Medical Center), 6.125s, 2032                           1,000           1,004,230
New Jersey Health Care Facilities Financing Authority Rev. (St.
  Peter's University Hospital), 6.875s, 2030                                      3,000           3,213,360
New York City, NY, Health & Hospital Corp. Rev., 5.25s, 2017                        700             722,379
Ohio County, WV, County Commission Health System Rev. (Ohio Valley
  Medical Center), 5.75s, 2013                                                      850             731,612
Oklahoma Development Finance Authority Rev. (Comanche County
  Hospital), 6.6s, 2031                                                           1,250           1,261,488
Rhode Island Health & Education Building Rev. (Lifespan Obligation
  Group), 6.375s, 2021                                                            1,805           1,844,042
Rhode Island Health & Education Building Rev. (Lifespan Obligation
  Group), 6.5s, 2032                                                                505             511,398
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems,
  Inc.), 6.375s, 2014                                                               775             760,562
Russell, KY (Bon Secours Health System), 5.85s, 2005                              3,000           3,330,420
Health Care Revenue - Hospitals - continued
Salt Lake City, UT, Hospital Authority Rev. INFLOS (Intermountain
  Health Care), AMBAC, 12.1s, 2020(+)                                           $   600            $600,120
Scranton-Lackawanna, PA, Health & Welfare Authority Rev. (Allied
  Rehab Hospital), 7.125s, 2005                                                     800             811,272
Shelby County, TN, Health Educational and Housing Facilities
  Board, Hospital Rev. (Methodist Healthcare), 6.25s, 2018                          500             532,910
Shelby County, TN, Health Educational and Housing Facilities
  Board, Hospital Rev. (Methodist Healthcare), 6.375s, 2019                       1,000           1,069,600
South Dakota Health & Education Facilities Authority Rev. (Prairie
  Lakes Health Care System), 5.625s, 2032                                           670             668,539
Southwestern, Il, Development Authority Rev. (Anderson Hospital),
  5.625s, 2029                                                                    1,500           1,439,415
Springfield, TN, Health & Educational Facilities Rev. (Northcrest
  Medical Center), 5.25s, 2018                                                    1,400           1,328,670
State of Arkansas, Development Finance Authority Rev. (Washington
  Regional Medical Center), 7.25s, 2020                                             500             536,635
Steubenville, OH, Hospital Authority Rev. (Trinity Health Center), 6.5s, 2030     1,300           1,382,186
Suffolk County, NY, Industrial Development Agency Rev.
  (Southampton Hospital), 7.25s, 2020                                               750             728,273
Suffolk County, NY, Industrial Development Agency Rev.
  (Southampton Hospital), 7.625s, 2030                                              750             750,127
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial
  Healthcare), 6.25s, 2020                                                        3,085           3,197,572
Tom Green County, TX, Health Facilities Rev. (Shannon Health
  System), 6.75s, 2021                                                            1,250           1,305,525
Upper Illinois River Valley Development, Health Faciltiies Rev.
  (Morris Hospital), 6.625s, 2031                                                   600             636,462
Valley, AL, Special Care Facilities Financing Authority Rev.
  (Lanier Memorial Hospital), 5.6s, 2016                                            600             551,994
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional
  Health Center), 6.375s, 2031                                                    1,500           1,545,930
Weirton, WV, Municipal Hospital Building Commission Rev. (Weirton
  Hospital Medical Center), 6.375s, 2031                                          1,000           1,016,260
Welasco, TX, Health Facilities Rev. (Knapp Medical Center), 6.25s, 2032           1,000           1,021,060
West Plains, MO, Industrial Development Authority, Hospital Rev.
  (Ozarks Medical Center), 6.75s, 2024                                              170             173,182
West Shore Pennsylvania, Hospital Authority Rev. (Holy Spirit
  Hospital), 6.2s, 2026                                                           1,250           1,275,288
Wichita, KS, Hospital Authority Rev. (Christi Heath System), 6.25s, 2020          1,500           1,630,590
Wisconsin Health & Educational Facilities Authority Rev. (Aurora
  Health Care, Inc.), MBIA, 5.25s, 2017                                           5,000           5,235,500
Health Care Revenue - Hospitals - continued
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev.
  (St. John's Riverside Hospital), 6.8s, 2016                                   $   830            $863,997
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev.
  (St. John's Riverside Hospital), 7.125s, 2031                                     490             502,122
                                                                                              -------------
                                                                                              $ 104,631,415
------------------------------------------------------------------------------------------------------------
Health Care Revenue - Long Term Care - 14.1%
Abilene, TX, Health Facilities Development Co., Retirement
  Facilites Rev. (Sears Methodist Retirement), 7s, 2033                         $   345       $     337,317
Alachua County, FL, Health Facilities Rev. (Beverly Enterprises,
  Inc.), 6.75s, 2004(++)                                                            700             746,928
Baltimore County, MD, Nursing Facility Mortgage Rev. (Eastpoint
  Rehabilation & Nursing Center), 3s, 2028*                                         500             265,000
Bell County, TX, Health Facilities Development Rev. (Advanced
  Living Technology), 7.75s, 2006                                                   250             233,675
Bell County, TX, Health Facilities Development Rev. (Advanced
  Living Technology), 8.125s, 2016                                                1,085             911,378
Bell County, TX, Health Facilities Development Rev. (Advanced
  Living Technology), 8.5s, 2026                                                  2,405           1,951,441
Cambria County, PA, Industrial Development Authority Rev. (Beverly
  Enterprises, Inc.), 10s, 2012                                                     520             593,533
Chester County, PA, Industrial Development Authority Rev. (First
  Mortgage RHA Nursing Home), 8.5s, 2032                                            605             577,860
Clarion County, PA, lndustrial Development Authority Rev. (Beverly
  Enterprises, Inc.), 7.5s, 2012                                                  1,000           1,030,840
Colorado Health Facilities Authority Rev. (Covenant Retirement
  Communities, Inc.), 6.125s, 2033                                                1,000           1,009,470
Colorado Health Facilities Authority Rev. (Evangelical Lutheran
  Church), 6.9s, 2025                                                             3,000           3,279,600
Colorado Health Facilities Authority Rev. (NBA Lifestyles of
  Colorado Springs), GNMA, 5.6s, 2021                                             1,025           1,085,403
Contra Costa County, CA, Residential Rental Facilities Rev.
  (Cypress Meadows), 7s, 2028*                                                    1,840           1,470,031
Cumberland County, PA, Retirement Community Rev. (Wesley
  Affiliated Services), 7.25s, 2035                                               1,000             997,360
Franklin County, OH, Healthcare Facilities Rev. (Ohio Presbyterian
  Church), 7.125s, 2029                                                           1,000           1,044,980
Goldsboro, NC, Housing Authority Rev. (North Carolina Housing
  Foundation, Inc.), 7.25s, 2029                                                    390             344,206
Illinois Health Facilities Authority Rev. (Lutheran Senior
  Ministries), 7.375s, 2031                                                         800             821,960
Indiana Health Facility Financing Authority Rev. (Metro Health/
  Indiana, Inc.), 6.3s, 2023*                                                     1,195             155,350
Iowa Finance Authority, Health Care Facilities Rev. (Care
  Initiatives Project), 5.75s, 2018                                                 895             785,380
Iowa Finance Authority, Health Care Facilities Rev. (Care
  Initiatives Project), 9.25s, 2025                                             $ 1,700       $   2,024,105
Jacksonville, FL, Health Care Facilities Rev. (National
  Benevolent-Cypress Village), 6.25s, 2026                                        1,245           1,029,354
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.),
  6.25s, 2026                                                                       500             482,755
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.),
  6.875s, 2032                                                                      500             505,235
Maine Health & Higher Educational Facilities Rev. (Piper Shores),
  7.5s, 2019                                                                        825             839,891
Massachusetts Industrial Finance Agency Rev. (Metro Health
  Foundation, Inc.), 6.75s, 2027                                                  1,500           1,384,890
Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae),
  7.375s, 2027                                                                    1,980           2,049,973
Mocksville, NC (Housing Foundation, Inc.), 7.25s, 2029                              390             353,332
Montgomery County, PA, Higher Education & Health Authority Rev.
  (AHF/Montgomery), 10.5s, 2020                                                   2,305           2,308,642
New Hampshire Business Finance Authority, Health Care Facilities
  Rev. (Metro Health Foundation, Inc.), 6.55s, 2028                                 765             701,237
New Jersey Economic Development Authority Rev. (Courthouse
  Convalescent Center), 8.7s, 2014                                                  650             659,601
New Jersey Economic Development Authority Rev. (Wanaque
  Convalescent Center), 8.6s, 2011                                                1,000           1,011,620
New Jersey Health Care Facilities Financing Authority Rev. (Cherry
  Hill), 8s, 2027                                                                 1,000             875,650
Oklahoma Development Finance Authority Rev. (Continuing Care
  Retirement), 8s, 2032                                                           1,250           1,217,813
Reedley, CA, Certificate of Participation (Mennonite Home), 7.5s, 2026            2,845           2,852,653
San Francisco, CA, Residential Facilities Rev. (Coventry Park), 8.5s, 2026*       2,000           1,330,000
Santa Fe, NM, Industrial Development Rev. (Casa Real Nursing
  Home), 9.75s, 2013                                                                980             993,426
State of Hawaii, Department of Budget & Finance, Special Purpose
  Rev. (Kahala Nui Senior Living Community), 8s, 2033                               500             498,925
Sterling, IL (Hoosier Care), 7.125s, 2034                                           730             621,690
Washington County, FL, Industrial Development Authority Rev.
  (Washington County), 10s, 2016                                                    965             967,191
Waterford Township, MI, Economic Development Corp. Rev.
  (Canterbury Health), 6s, 2039                                                   1,535           1,078,675
Wilkinsburg, PA, Municipal Authority Health Rev. (Monroeville
  Christian), 8.25s, 2027                                                           995             977,050
                                                                                              -------------
                                                                                              $  42,405,420
------------------------------------------------------------------------------------------------------------
Human Services - 4.0%
Cheneyville, LA (Westside Habilitation Center), 8.375s, 2013                    $ 1,810       $   1,873,259
Greenville County, SC (Chestnut Hill Mental Health), 8s, 2015                     2,490           1,874,248
Iowa Finance Authority, Community Provider (Boys & Girls Home),
  6.25s, 2028                                                                       500             463,880
Lehigh County, PA, General Purpose Authority (Kidspeace Obligation
  Group), 6s, 2023                                                                3,000           2,820,690
New York City, NY, Industrial Development Agency, Civic Facilities
  Rev. (A Very Special Place, Inc.), 5.75s, 2029                                  1,000             845,210
New York City, NY, Industrial Development Agency, Civic Facilities
  Rev. (Special Needs Facilities), 6.5s, 2017                                     1,030           1,049,014
Orange County, FL, Health Facilities Authority Rev. (First
  Mortgage Healthcare Facilities), 8.75s, 2011                                      690             705,049
Orange County, FL, Health Facilities Authority Rev. (First
  Mortgage Healthcare Facilities), 9s, 2031                                       1,000           1,025,390
Osceola County, FL, Industrial Development Rev. (Community
  Provider Pooled Loan), 7.75s, 2017                                              1,300           1,326,286
                                                                                              -------------
                                                                                              $  11,983,026
------------------------------------------------------------------------------------------------------------
Industrial Revenue - Airlines - 2.1%
Cleveland, OH, Special Facilities Rev. (Continental Airlines,
  Inc.), 5.375s, 2027*                                                          $   500       $     221,340
Dallas-Fort Worth, TX, International Airport Facility Improvement
  Corp. Rev. (AMR Corp.), 5.95s, 2029                                               460             274,850
Hillsborough County, FL, Aviation Authority Rev., 8.6s, 2022*                       400             170,452
Indianapolis, IN, Airport Authority Rev. (UAL Corp.), 6.5s, 2031                    700             248,535
Kenton County, KY, Airport Authority Rev. (Delta AirLines, Inc.), 7.5s, 2012      1,000             807,500
Los Angeles, CA, Regional Airport Lease Rev. (AMR Corp.),
  7.5s, 2024                                                                        500             338,770
New Jersey Economic Development Authority, Special Facilities Rev.
  (Continental Airlines, Inc.), 6.4s, 2023                                          960             679,239
New Jersey Economic Development Authority, Special Facilities Rev.
  (Continental Airlines, Inc.), 7.2s, 2030                                        1,595           1,032,906
Port Seattle, WA, Special Facilities Rev. (Northwest Airlines
  Corp.), 7.25s, 2030                                                             1,000             647,560
State of Hawaii, Special Facilities Rev. (Continental Airlines,
  Inc.), 7s, 2020                                                                   655             389,633
Tulsa, OK, Municipal Airport Trust Rev. (AMR Corp.), 6s, 2035                     2,500           1,345,425
                                                                                              -------------
                                                                                              $   6,156,210
------------------------------------------------------------------------------------------------------------
Industrial Revenue - Chemicals - 2.2%
Michigan State Strategic Fund Limited Rev. (Dow Chemical Co.), 4.6s, 2014       $ 1,500       $   1,526,790
Red River Authority of Texas, Pollution Control Rev. (CNA
  Holdings, Inc.), 6.7s, 2030                                                     2,125           2,218,840
Sweetwater County, WY, Solid Waste Disposal Rev. (FMC Corp.), 7s, 2024            3,000           2,714,430
                                                                                              -------------
                                                                                              $   6,460,060
------------------------------------------------------------------------------------------------------------
Industrial Revenue - Environmental Services - 5.3%
California Pollution Control Financing Authority, Solid Waste
  Disposal Rev. (Browning Ferris, Inc.), 5.8s, 2016                             $ 1,000       $     931,530
California Statewide Communities, Solid Waste Disposal Rev.
  (Republic Services, Inc.), 4.95s, 2012                                          1,000           1,001,250
Delaware County, PA, Resources Recovery Facility Rev., 6.1s, 2005                 2,000           2,054,860
Delaware County, PA, Resources Recovery Facility Rev., 6.5s, 2008                 1,600           1,686,976
Gloucester County, NJ, Solid Waste Resources Recovery Rev. (Waste
  Management, Inc.), 6.85s, 2029                                                    850             931,506
Henrico County, VA, Industrial Development Authority Rev.
  (Browning Ferris Co.), 5.45s, 2014                                                750             694,170
Illinois Development Finance Authority, Solid Waste Disposal Rev.
  (Waste Management, Inc.), 5.85s, 2007                                           4,500           4,725,495
Nevada Department of Business (Republic Services, Inc.), 5.625s, 2026               750             763,013
New Morgan, PA, Industrial Development Authority Rev. (Browning
  Ferris Co.), 6.5s, 2019                                                         1,000             960,080
New York Environmental Facilities Corp., Solid Waste Disposal Rev.
  (Waste Management Project), 4s, 2012                                            2,000           2,020,900
                                                                                              -------------
                                                                                              $  15,769,780
------------------------------------------------------------------------------------------------------------
Industrial Revenue - Other - 7.0%
Cuyahoga County, OH, Industrial Development Rev. (Joy
  Technologies, Inc.), 8.75s, 2007                                              $ 1,300       $   1,315,977
Gulf Coast, TX, Industrial Development Rev. (Valero Energy Co.),
  5.6s, 2031                                                                      1,750           1,572,480
Gulf Coast, TX, Waste Disposal Rev. (Valero Energy Corp.), 6.65s, 2032            1,000           1,010,810
Hardeman County, TN, Correctional Facilities Rev., 7.75s, 2017                    2,220           2,236,916
Hernando County, FL, Water & Sewer Rev. (Florida Crushed Stone
  Co.), 8.5s, 2014                                                                3,600           3,750,840
Mesa County, CO, Industrial Development Rev. (Joy Technologies,
  Inc.), 8.5s, 2006                                                               1,200           1,215,252
New Jersey Economic Development Authority, Economic Development
  Rev. (Holt Hauling & Warehousing), 8.4s, 2015*+                                 1,000             590,000
New Jersey Economic Development Authority, Economic Development
  Rev. (Holt Hauling & Warehousing), 8.6s, 2017*+                                 1,000             590,000
Pennsylvania Economic Development Financing Authority, Financing
  Authority Facilities Rev. (Amtrak), 6.25s, 2031                               $ 2,000       $   1,748,880
Pennsylvania Economic Development Financing Authority, Wastewater
  Treatment Rev. (Sunoco, Inc.), 7.6s, 2024                                         750             796,260
Philadelphia, PA, Industrial Development Authority Rev. (Host
  Marriott LP), 7.75s, 2017                                                       3,255           3,306,169
Port of New Orleans, LA, Industrial Development Authority Rev.
  (Avondale Industries), 8.25s, 2004                                                315             326,913
Port of New Orleans, LA, Industrial Development Authority Rev.
  (Avondale Industries), 8.5s, 2014                                               1,545           1,692,919
State of Ohio, Air Quality Development, Authority Rev. (U.S. Steel
  Corp.), 5s, 2015                                                                  575             578,306
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific
  Corp.), 5.7s, 2026                                                                385             385,104
                                                                                              -------------
                                                                                              $  21,116,826
------------------------------------------------------------------------------------------------------------
Industrial Revenue - Paper - 8.8%
Beauregard Parish, LA (Boise Cascade Corp.), 6.8s, 2027                         $ 1,000       $     990,350
Bedford County, VA, Industrial Development Authority Rev. (Nekoosa
  Packaging), 6.55s, 2025                                                         1,000             771,940
Butler, AL, Solid Waste Disposal Rev. (James River Corp.), 8s, 2028                 500             464,040
Columbus County, NC, Industrial Facilities & Pollution Control
  Rev. (International Paper Co.), 6.15s, 2021                                     5,000           5,086,150
Courtland, AL, Solid Waste Disposal Rev. (Champion International
  Corp.), 6.375s, 2029                                                            2,000           2,018,040
Delta County, MI, Economic Development Corp., Environmental
  Improvements Rev. (Mead Westvaco Escanaba), 6.45s, 2023                           500             508,240
Delta County, MI, Economic Development Corp., Environmental
  Improvements Rev. (Mead Westvaco Escanaba), 6.25s, 2027                         1,000           1,012,490
Effingham County, GA, Development Authority, Solid Waste Disposal
  Rev. (Fort James), 5.625s, 2018                                                   850             642,872
Hodge Village, LA, Utilities Rev. (Stone Container Corp.), 9s, 2010               5,345           5,394,334
Isle Wight County, VA, Industrial Development Rev. (Union Camp), 6.55s, 2024      4,000           4,086,360
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev.
  (Weyerhauser Co.), 6.8s, 2022                                                   2,000           2,308,420
Navajo County, AZ, Industrial Development Authority Rev. (Stone
  Container Corp.), 7.2s, 2027                                                      880             841,905
Onondaga County, NY, Industrial Development Authority Rev., Solid
  Waste Disposal Rev. (Solvay Paperboard LLC), 6.8s, 2014                         1,000           1,039,070
West Point, VA, Solid Waste Disposal Rev. (Chesapeake Corp.), 6.25s, 2019         1,750           1,393,350
                                                                                              -------------
                                                                                              $  26,557,561
------------------------------------------------------------------------------------------------------------
Industrial Revenue - Metals - 0.3%
Indiana Development Finance Authority Rev. (Inland Steel), 5.75s, 2011          $ 1,000       $     370,000
Mobile County, AL, Industrial Development Authority Rev. (Ipsco,
  Inc.), 6.875s, 2030                                                               650             668,499
Ohio Solid Waste Rev. (Republic Engineered Steels, Inc.), 8.25s, 2014*            3,000                 150
Ohio Solid Waste Rev. (Republic Engineered Steels, Inc.), 9s, 2021*               3,000                 150
                                                                                              -------------
                                                                                              $   1,038,799
------------------------------------------------------------------------------------------------------------
Industrial Revenue - Retail - 0.7%
Monongalia County, WV, Commercial Development Rev. (The Kroger
  Co.), 7.7s, 2012                                                              $ 2,000       $   2,030,560
------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Entertainment & Tourism - 0.9%
Mississippi Development Bank, Special Obligation (Diamond Lakes
  Utilities), 6.25s, 2017                                                       $ 1,000       $   1,005,460
Nevada Department of Business & Industry Rev. (Las Vegas
  Monorail), 7.375s, 2040                                                         1,765           1,777,390
                                                                                              -------------
                                                                                              $   2,782,850
------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Other - 2.5%
Austin, TX, Convention Center (Convention Enterprises, Inc.), 6.6s, 2021        $   400       $     418,764
Austin, TX, Convention Center (Convention Enterprises, Inc.), 6.7s, 2028            600             627,288
California State Department Water Resources, Power Supply Rev.,
  5.75s, 2017                                                                     1,250           1,381,050
Capital Trust Agency of Florida Rev. (Seminole Tribe Convention), 10, 2033        3,500           3,608,465
Rockbridge County, VA, Industrial Development Authority Rev.
  (Virginia Horse Center), 6.85s, 2021                                              700             706,013
Southwestern Illinois Development Authority Rev., Solid Waste
  Disposal Rev., 5.9s, 2014                                                         395             400,901
St. Louis County, MO, Industrial Development Authority Rev. (Kiel
  Center Arena), 7.875s, 2024                                                       300             304,956
                                                                                              -------------
                                                                                              $   7,447,437
------------------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 3.5%
Alexandria, VA, Multi-Family Housing Rev. (Park at Landmark),
  8.75s, 2029                                                                   $   500       $     512,940
Austin, TX, Multi-Family Housing Rev. (Woodland Heights
  Apartments), 10s, 2027*                                                           955             190,542
Bexar County, TX, Multi-Family Housing Rev. (American Opportunity
  Housing), MBIA, 5.7s, 2021                                                      1,250           1,316,275
Dallas-Fort Worth, TX, Housing Corp., 8.5s, 2011                                    970             974,772
Eaglebend, CO, Multi-Family Housing Rev. (Housing Project),
  6.4s, 2017                                                                    $ 1,000          $1,002,910
Florida Multi-Family Housing Finance Agency Rev. (Center Court
  Apartments), 8.5s, 2018                                                           930             912,795
Memphis, TN, Health & Educational Facilities Board Rev. (Wesley
  Highland Terrace), 8.5s, 2024                                                     115             116,212
Metropolitan Government of Nashville & Davidson County, TN, Health
  & Educational Facilities Board Rev. (Berkshire Place), GNMA, 6s, 2023             500             523,050
Munimae TE Bond Subsidiary LLC, 6.875s, 2009#                                     2,000           2,187,880
Ridgeland, MS, Urban Renewal, Multi-Family Housing Rev.
  (Northbrook I & III Apartments), 6.15s, 2019*                                     280             194,773
Ridgeland, MS, Urban Renewal, Multi-Family Housing Rev.
  (Northbrook I & III Apartments), 6.25s, 2029*                                     475             329,674
San Bernardino County, CA, Housing Authority Rev. (Equity
  Residential Redlands), 5.2s, 2029                                               2,000           2,142,320
                                                                                              -------------
                                                                                              $  10,404,143
------------------------------------------------------------------------------------------------------------
Single Family Housing Revenue - Local - 2.1%
Cook County, IL, Single Family Mortgage Rev., 0s, 2015                          $   145       $      38,554
Corpus Christi, TX, Housing Finance Authority Rev., MBIA, 0s, 2011                3,000           1,347,330
Dallas, TX, Housing Finance Authority Rev., MBIA, 0s, 2016                        5,610           1,413,832
Jefferson Parish, LA, Home Mortgage Authority Rev., GNMA, 6.625s, 2023              600             673,842
Jefferson Parish, LA, Home Mortgage Authority Rev., GNMA, 6.3s, 2032              1,685           1,816,868
Reno County, KS, Single Family Mortgage Rev., AMBAC, 0s, 2014                        75              20,519
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., GNMA, 6.45s, 2029    1,035           1,137,362
                                                                                              -------------
                                                                                              $   6,448,307
------------------------------------------------------------------------------------------------------------
Single Family Housing Revenue - State - 4.7%
Colorado Housing & Finance Authority Rev., 7.15s, 2014                          $    28       $      29,028
Colorado Housing & Finance Authority Rev., 5.9s, 2023                               500             536,140
Colorado Housing & Finance Authority Rev., 6.9s, 2029                             1,340           1,452,613
Colorado Housing & Finance Authority Rev., 6.6s, 2032                               440             480,775
Colorado Housing & Finance Authority Rev., 6.375s, 2033                             200             227,762
Georgia Housing & Finance Authority Rev., 5.65s, 2021                             2,490           2,602,050
Louisiana Housing Finance Authority Rev., Single Family Mortgage
  Rev., GNMA, 6.4s, 2032                                                            470             501,875
Minnesota State Housing Finance Agency, Residential Housing
  Finance Rev., 4.8s, 2023                                                          345             359,224
Missouri Housing Development Commission, Single Family Mortgage
  Rev., 6.35s, 2032                                                               1,060           1,136,225
Missouri Housing Development Commission, Single Family Mortgage
  Rev. (Homeownership Program), GNMA, 6.85s, 2032                                   470             528,872
Nebraska Investment Finance Authority Rev., 0s, 2015                            $12,575          $3,981,497
Nebraska Investment Finance Authority Rev., 6.25s, 2021                           1,745           1,830,278
New Hampshire Housing Finance Authority Rev., 5.875s, 2030                          395             419,830
                                                                                              -------------
                                                                                              $  14,086,169
------------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 1.1%
Massachusetts Development Finance Agency Rev., Resources Recovery
  Rev. (Ogden Haverhill), 6.7s, 2014                                            $   725       $     750,868
Massachusetts Industrial Finance Agency Rev., Resouces Recovery
  Rev. (Ogden Haverhill), 5.6s, 2019                                              2,850           2,647,650
                                                                                              -------------
                                                                                              $   3,398,518
------------------------------------------------------------------------------------------------------------
Special Assessment District - 2.3%
Capital Region Community Development District of Florida, Capital
  Improvement Rev., 5.95s, 2006                                                 $   695        $    704,271
Chicago, IL, Tax Increment Rev. (Ryan Garfield), 10.125s, 2007                      930             939,337
Denver, CO, Urban Renewal Tax (Downtown Denver), 8.5s, 2003(++)                     381             393,253
Heritage Isles, FL, Community Development District, Special
  Assement Rev., 5.75s, 2005                                                        240             239,868
Katy, TX, Development Authority Rev., 5.8s, 2011                                    945             965,374
Katy, TX, Development Authority Rev., 6s, 2018                                    1,325           1,339,072
Markham, IL, Tax Increment Rev., 9s, 2012                                         1,130           1,146,950
Panther Trace, FL, Development District Rev., 5.4s, 2008                            775             769,428
Reunion East Community Development District of Florida, 5.9s, 2007                  425             429,267
                                                                                              -------------
                                                                                              $   6,926,820
------------------------------------------------------------------------------------------------------------
State and Local Appropriation - 1.9%
Chicago, IL, Public Building Commission, Building Rev., RITES,
  8.399s, 2016+(+)                                                              $ 1,300       $   1,672,736
Chicago, IL, Public Building Commission, Building Rev., RITES,
  8.399s, 2017+(+)                                                                1,050           1,340,073
College Park, GA (Civic Center), AMBAC, 5.75s, 2020                               1,000           1,143,730
Houston, TX, Certificate of Participation, 6.3s, 2020                               815             901,561
West Virginia Parkways Authority, Economic Development & Tourism
  Authority Rev. RIBS, FGIC, 10.212s, 2003(+),(++)                                  210             219,059
West Virginia Parkways Authority, Economic Development & Tourism
  Authority Rev. RIBS, FGIC, 10.212s, 2019(+)                                       390             404,450
                                                                                              -------------
                                                                                              $   5,681,609
------------------------------------------------------------------------------------------------------------
Student Loan Revenue - 0.5%
Access To Loans For Learning, California Student Loan Rev., 7.95s, 2030         $   650       $     676,572
Arizona Student Loan Acquisition Authority, Student Loan Rev., 7.625s, 2010         750             786,248
                                                                                              -------------
                                                                                              $   1,462,820
------------------------------------------------------------------------------------------------------------

Tax-Other - 1.3%
Black Hawk, CO, Device Tax Rev., 5.625s, 2021                                   $   250       $     237,713
Dade County, FL, Special Obligation Rev., AMBAC, 0s, 2008(++)                    15,080           2,885,256
Virgin Islands Public Finance Authority Rev., 6s, 2006                              250             271,230
Virgin Islands Public Finance Authority Rev., 5.875s, 2018                          500             512,460
                                                                                              -------------
                                                                                              $   3,906,659
------------------------------------------------------------------------------------------------------------
Tax - Sales - 2.5%
Port Authority, NY, Special Obligation Rev. (JFK International Air
  Terminal), MBIA, 5.75s, 2022                                                  $ 7,000       $   7,633,570
------------------------------------------------------------------------------------------------------------
Tobacco - 3.9%
Badger Tobacco Wisconsin (Asset Securitization Corp.), 6.125s, 2027             $ 3,000       $   2,708,700
California Statewide Financing Authority, Tobacco Settlement, 5.625s, 2029        2,000           1,621,060
District of Columbia, Tobacco Settlement, 6.25s, 2024                             1,310           1,187,659
Iowa Tobacco Settlement Authority, Tobacco Settlement, 5.3s, 2025                 2,000           1,500,160
Louisiana Tobacco Settlement Authority, 5.5s, 2030                                1,300           1,049,828
New Jersey Tobacco Settlement Authority, 5.75s, 2032                                700             598,654
Rhode Island Tobacco Settlement Authority, 6s, 2023                               1,000             896,680
South Carolina Tobacco Settlement Authority, 6.375s, 2028                         1,000             867,440
Southern California Tobacco Settlement Authority, 5.25s, 2027                     1,435           1,378,318
                                                                                              -------------
                                                                                              $  11,808,499
------------------------------------------------------------------------------------------------------------
Toll Roads - 1.3%
Arapahoe County, CO, Capital Improvement, Highway Rev., 0s, 2005(++)            $ 1,000       $     468,520
Niagara Falls, NY, Bridge Commission, Toll Rev., RITES, FGIC,
  8.922s, 2015+(+)                                                                1,500           1,916,880
Pocahontas Parkway Assn., VA, Toll Road Rev., 0s, 2011                            1,000             414,140
Pocahontas Parkway Assn., VA, Toll Road Rev., 0s, 2012                            1,000             372,310
Pocahontas Parkway Assn., VA, Toll Road Rev., 0s, 2015                            1,750             584,658
                                                                                              -------------
                                                                                              $   3,756,508
------------------------------------------------------------------------------------------------------------
Transportation -Special Tax - 3.5%
Missouri Highways & Transport Commission, State Road Rev., 5.625s, 2018         $ 4,500       $   5,005,170
Telluride, CO (Gondola Transit Co.), 9s, 2006(++)                                   825             993,333
Telluride, CO, Real Estate Transfer Assessment Rev. (Gondola
  Transit Co.), 11.5s, 2012(++)                                                   2,475           3,878,226
Telluride, CO, Real Estate Transfer Assessment Rev. (Gondola
  Transit Co.), 11.5s, 2012                                                         425             615,298
                                                                                              -------------
                                                                                              $  10,492,027
------------------------------------------------------------------------------------------------------------
Universities - Colleges - 3.6%
Houston, TX, Community College Systems, MBIA, 7.875s, 2025                      $ 2,500       $   3,208,225
Illinois Educational Facilities Authority Rev. (Augustana
  College), 5.625s, 2022                                                            400             408,416
Islip, NY, Community Development Agency Rev. (New York Institute
  of Technology), 7.5s, 2006(++)                                                  2,500           2,950,850
Louisiana State University, Agricultural & Mechanical College
  Board (Health Sciences Center), MBIA, 6.375s, 2031                              2,500           2,887,950
Savannah, GA, Economic Development Authority, Rev. (College of Art
  & Design, Inc.), 6.5s, 2013                                                       625             688,125
State of Massachusetts, Development Finance Agency Rev. (Eastern
  Nazarene College), 5.625s, 2029                                                   750             572,460
                                                                                              -------------
                                                                                              $  10,716,026
------------------------------------------------------------------------------------------------------------
Universities - Dormatories - 0.7%
Illinois Educational Facilities Authority Rev. (Educational
  Advancement Fund University Center), 6.25s, 2034                              $ 2,000       $   2,006,960
------------------------------------------------------------------------------------------------------------
Universities - Secondary Schools - 1.8%
California Statewide Communities, Development Authority Rev.
  (Escondido Charter High School), 7.5s, 2023                                   $   600       $     606,990
California Statewide Community Development Authority (Aspire
  Public Schools Lodi Project), 7.25s, 2032                                       1,250           1,255,862
California Statewide Community Development Authority (Escondido
  Charter High School), 7.5s, 2036                                                1,000           1,011,650
Michigan Municipal Bond Authority Rev. (Detroit Academy of Arts &
  Science), 8s, 2031                                                              1,000           1,063,400
Michigan Municipal Bond Authority Rev. (YMCA Service Learning
  Acadamy), 7.625s, 2021                                                          1,000           1,033,400
Pima County, AZ, Industrial Development Authority Rev. (Arizona
  Charter Schools), 6.75s, 2031                                                     500             500,555
                                                                                              -------------
                                                                                              $   5,471,857
------------------------------------------------------------------------------------------------------------
Utilities - Cogeneration - 3.7%
Alaska Industrial Development & Export Authority, Power Rev.
  (Upper Lynn Canal Regulatory Power), 5.8s, 2018                               $   830       $     714,240
Carbon County, PA, Industrial Development Authority Rev. (Panther
  Creek Partners), 6.65s, 2010                                                    2,845           2,947,107
Klamath Falls, OR, Electric Rev. (Klamath Cogeneration), 6s, 2025                 2,500           2,297,650
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE
  Mecklenburg, LP), 6.5s, 2017                                                      800             800,752
Pennsylvania Economic Development Financing Authority Rev.,
  Resources Recovery Rev. (Northampton Generating), 6.4s, 2009                      350             355,838
Pennsylvania Economic Development Financing Authority Rev.,
  Resources Recovery Rev. (Northampton Generating), 6.5s, 2013                    1,000           1,012,250
Pittsylvania County, VA, Industrial Development Authority Rev.
  (Multi-trade of Pittsylvania), 7.5s, 2014                                       3,000           3,053,010
                                                                                              -------------
                                                                                              $  11,180,847
------------------------------------------------------------------------------------------------------------

Utilities - Investor Owned - 11.8%
Brazos River Authority, TX (Reliant Energy, Inc.), 5.375s, 2019                 $   500       $     413,950
Brazos River Authority, TX (Reliant Energy, Inc.), AMBAC,
  5.125s, 2020                                                                    2,000           2,072,360
Brazos River Authority, TX, Pollution Control Rev. (Texas Utility
  Co.), 7.7s, 2033                                                                  575             603,853
Calcasieu Parish, LA, Industrial Development Board, Pollution
  Control Rev. (Entergy Gulf States, Inc.), 5.45s, 2010                           1,250           1,253,575
California Pollution Control Financing Authority, Pollution
  Control Rev. (Pacific Gas & Electric Co.), MBIA, 5.35s, 2016                    1,000           1,089,790
California Pollution Control Financing Authority, Pollution
  Control Rev. (Pacific Gas & Electric Co.), 5.85s, 2023                          1,000             963,830
California Pollution Control Financing Authority, Pollution
  Control Rev. (Southern California Edison Co.), 6.4s, 2024                       1,000             995,310
Connecticut Development Authority, Pollution Control Rev.
  (Connecticut Light & Power Co.), 5.85s, 2028                                    2,000           2,093,500
Connecticut Development Authority, Pollution Control Rev.
  (Connecticut Light & Power Co.), 5.95s, 2028                                    2,270           2,357,032
Farmington, NM, Pollution Control Rev. (Connecticut Light & Power
  Co.), 5.8s, 2022                                                                2,700           2,671,677
Farmington, NM, Pollution Control Rev. (San Juan Public Services
  Co.), 6.3s, 2016                                                                2,195           2,238,922
Matagorda County, TX, Pollution Control Rev. (Central Power &
  Light Co.), 4.55s, 2029                                                         2,000           2,006,380
Matagorda County, TX, Pollution Control Rev. (Reliant Energy), 5.95s, 2030        2,085           1,739,224
New Hampshire Business Finance Authority, Pollution Control Rev.
  (Public Service of New Hampshire), 6s, 2021                                     1,000           1,023,310
Ohio Air Quality Development Authority Rev. (Cleveland Electric), 6s, 2020        3,000           3,061,470
Ohio Water Development, Pollution Control Rev. (Cleveland
  Electric), 8s, 2023                                                             2,500           2,668,600
Pima County, AZ, Industrial Development Authority Rev. (Tucson
  Electric Power Co.), 6.1s, 2025                                                   650             600,632
Pima County, AZ, Industrial Development Authority Rev. (Tucson
  Electric Power Co.), 6s, 2029                                                   3,385           3,108,344
Port Morrow, OR, Pollution Control Rev. (Portland General
  Electric), 5.2s, 2033                                                             550             550,303
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric
  Co.), 5.75s, 2030                                                               1,000             970,380
West Feliciana Parish, LA, Pollution Control Rev. (Gulf States
  Utilities Co.), 7.7s, 2014                                                        550             559,867
West Feliciana Parish, LA, Pollution Control Rev. (Gulf States
  Utilities Co.), 5.8s, 2015                                                      1,500           1,473,840
West Feliciana Parish, LA, Pollution Control Rev. (Gulf States
  Utilities Co.), 5.8s, 2016                                                      1,000             982,290
                                                                                              -------------
                                                                                              $  35,498,439
------------------------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 2.7%
North Carolina Eastern Municipal Power Agency, Power Systems Rev.,
  5.55s, 2014                                                                   $ 2,150       $   2,272,034
North Carolina Municipal Power Agency, Catawba Electric Rev.,
  6.5s, 2020                                                                      2,000           2,194,100
Seattle, WA, Municipal Light & Power Rev., 5.625s, 2017                           3,000           3,340,950
Southern California Public Power Authority, Transmission Project
  Rev. RIBS, 10.093s, 2012(+)                                                       100             103,507
Sullivan, IN, Pollution Control Rev. (Indiana - Michigan Power
  Co.), 5.95s, 2009                                                                 250             258,230
                                                                                              -------------
                                                                                              $   8,168,821
------------------------------------------------------------------------------------------------------------
Water and Sewer Utility Revenue - 3.3%
Detroit, MI, Sewer Disposal Rev. INFLOS, FGIC, 10.052s, 2003(+), (++)           $ 1,900       $   1,994,506
Detroit, MI, Sewer Disposal Rev. INFLOS, FGIC, 10.052s, 2023(+)                     600             628,434
Harrisburg, PA, Authority Water Rev. CARS, FGIC, 10.37s, 2015(+)                  2,000           2,096,920
New York City, NY, Municipal Water Finance Authority, Water &
  Sewer Systems Rev., 5.5s, 2033                                                  5,000           5,319,650
                                                                                              -------------
                                                                                              $  10,039,510
------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $428,909,540)                                         $ 428,896,169
------------------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 1.8%
------------------------------------------------------------------------------------------------------------
                                                                       PRINCIPAL AMOUNT
ISSUER                                                                    (000 OMITTED)               VALUE
------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (University of Chicago
  Hospital), due 05/01/03                                                       $   200       $     200,000
New Castle, PA (Jameson Memorial Hospital), due 05/07/03                            500             500,000
New York City, NY, due 05/01/03                                                     900             900,000
New York City, NY, Municipal Water & Sewer Finance Authority Rev.,
  due 05/01/03                                                                      100             100,000
Oregon State, due 05/07/03                                                          300             300,000
Pinellas County, FL, Health Facility Authority, due 05/01/03                        300             300,000
Sevier County, TN, Public Building Authority, due 05/01/03                           75              75,000
Sevier County, TN, Public Building Authority, due 05/07/03                           50              50,000
Uinta County, WY, Pollution Control Rev. (Chevron USA, Inc.),
  due 05/01/03                                                                      300             300,000
------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                                          $   5,425,000
------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $434,334,540)                                             $ 434,321,169
------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 2.0%                                                         $   6,130,720
------------------------------------------------------------------------------------------------------------
Preferred Shares - (46.6)%                                                                    $(140,016,196)
------------------------------------------------------------------------------------------------------------
Net Assets Applicable to Common Shares - 100.0%                                               $ 300,435,693
------------------------------------------------------------------------------------------------------------

   *Non-income producing security in default.
   #SEC Rule 144A restriction.
   +Restricted and illiquid security.
 (+)Inverse floating rate security.
(++)Refunded bonds.

The following abbreviations for insurors and inverse floaters are used in the Portfolio of Investments and are defined:

Insurors                                       Inverse Floaters
--------                                       ----------------

AMBAC  = AMBAC Indemnity Corp.                 CARs   = Complementary Auction Rate Securities
FGIC   = Financial Guaranty Insurance Co.      INFLOS = Inverse Floating Rate Securities
FSA    = Financial Security Assurance, Inc.    RIBS   = Residual Interest Bonds
GNMA   = Government National Mortgage Assn.    RITES  = Residual Interest Tax-Exempt
MBIA   = Municipal Bond Investors Corp.                 Securities.
RADIAN = Radian Guaranty, Inc.


See notes to financial statements.

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (Unaudited)
-------------------------------------------------------------------------------------------------
APRIL 30, 2003
-------------------------------------------------------------------------------------------------
Assets:
  Investments, at value (identified cost, $434,334,540)                              $434,321,169
  Cash                                                                                     39,067
  Receivable for investments sold                                                         736,423
  Interest receivable                                                                   8,267,822
  Other assets                                                                              2,180
                                                                                     ------------
      Total assets                                                                   $443,366,661
                                                                                     ------------
Liabilities:
  Distributions payable on common shares                                             $    161,107
  Payable for investments purchased                                                       550,000
  Unrealized depreciation on rate lock swaps                                            1,835,366
  Payable to affiliates -
    Management fee                                                                          9,766
    Transfer and dividend disbursing agent fee                                              5,806
    Administrative fee                                                                        144

  Accrued expenses and other liabilities                                                  352,583
                                                                                     ------------
      Total liabilities                                                              $  2,914,772
                                                                                     ------------

  Series T and Series TH auction preferred shares
    (5,600 shares issued and outstanding at $25,000 per share), at liquidation
    value plus cumulative unpaid dividends                                           $140,016,196
                                                                                     ------------
Net assets applicable to common shares                                               $300,435,693
                                                                                     ------------

Net assets consist of:
  Paid-in capital - common shares                                                    $340,772,231
  Unrealized depreciation on investments                                               (1,848,737)
  Accumulated net realized loss on investments                                        (43,758,105)
  Accumulated undistributed net investment income                                       5,270,304
                                                                                     ------------
Net assets applicable to common shares                                               $300,435,693
                                                                                     ------------

Preferred shares, at value (5,600 shares issued and outstanding at $25,000 per
  share)                                                                             $140,000,000
                                                                                     ------------

Net Assets Including Preferred Shares                                                $440,435,693
                                                                                     ------------

Common shares of beneficial interest outstanding (39,724,784 shares issued less
  55,500 treasury shares)                                                              39,669,284
                                                                                     ------------

Net asset value per common shares (net assets applicable to common shares / common
  shares of beneficial interest outstanding)                                           $7.57
                                                                                       -----

See notes to financial statements.

Statement of Operations (Unaudited)
---------------------------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2003
---------------------------------------------------------------------------------------------------
Net investment income:
  Interest income                                                                       $14,431,699
                                                                                        -----------
  Expenses -
    Management fee                                                                      $ 1,771,395
    Trustees' compensation                                                                   23,562
    Administrative fee                                                                       17,312
    Transfer and dividend disbursing agent fee                                               33,979
    Preferred shares remarketing agent fee                                                  173,760
    Custodian fees                                                                            3,324
    Printing                                                                                  5,510
    Postage                                                                                  10,733
    Auditing fees                                                                            45,005
    Legal fees                                                                                3,324
    Miscellaneous                                                                           222,055
                                                                                        -----------
      Total expenses                                                                    $ 2,370,325
    Fees paid indirectly                                                                     (3,792)
                                                                                        -----------
      Net expenses                                                                      $ 2,366,533
                                                                                        -----------
        Net investment income                                                           $12,065,166
                                                                                        -----------
Realized and unrealized gain (loss) on investments:
  Realized gain (loss) (identified cost basis) -
    Investment transactions                                                             $(5,307,532)
    Swap transactions                                                                    (2,214,000)
                                                                                        -----------
      Net realized loss on investments                                                  $(7,521,532)
                                                                                        -----------
  Change in unrealized appreciation (depreciation) -
    Investments                                                                         $ 6,384,292
    Swap transactions                                                                    (1,189,718)
                                                                                        -----------
      Net unrealized gain on investments                                                $ 5,194,574
                                                                                        -----------
        Net realized and unrealized loss on investments                                 $(2,326,958)
                                                                                        -----------
    Distributions declared on preferred shares                                            $(817,196)
                                                                                        -----------
          Increase in net assets from operations                                        $ 8,921,012
                                                                                        -----------


See notes to financial statements.

Statement of Changes in Net Assets
------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED
                                                                     APRIL 30, 2003               YEAR ENDED
                                                                        (UNAUDITED)         OCTOBER 31, 2002
------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment income                                                $ 12,065,166             $ 25,397,525
  Net realized loss on investments                                       (7,521,532)              (3,151,639)
  Net realized gain (loss) on investments                                 5,194,574              (11,896,214)
  Distributions declared on preferred shares from
    net investment income                                                  (817,196)              (2,083,504)
                                                                       ------------             ------------
      Increase in net assets from operations                           $  8,921,012             $  8,266,168
                                                                       ------------             ------------
Distributions declared to shareholders from net investment income      $(10,496,341)            $(20,890,555)
                                                                       ------------             ------------

Trust share (principal) transactions -
  Net asset value of shares issued to common shareholders in
    reinvestment of distributions                                      $      1,292             $  1,637,649
                                                                       ------------             ------------
      Total decrease in net assets                                     $ (1,574,037)            $(10,986,738)
Net assets applicable to common shares:
  At beginning of period                                                302,009,730              312,996,468
                                                                       ------------             ------------
  At end of period (including accumulated undistributed net
    investment income of $5,270,304 and $4,518,675, respectively)      $300,435,693             $302,009,730
                                                                       ------------             ------------


See notes to financial statements.

FINANCIAL STATEMENTS -- continued

Financial Highlights
-------------------------------------------------------------------------------------------------------------------------------
                                                                                    YEAR ENDED OCTOBER 31,
                                       SIX MONTHS ENDED        ----------------------------------------------------------------
                                         APRIL 30, 2003            2002          2001          2000          1999          1998
                                            (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
 throughout each period):
Net asset value - beginning of period            $ 7.61          $ 7.93        $ 7.79        $ 7.96        $ 8.55        $ 8.51
                                                 ------          ------        ------        ------        ------        ------
Income from investment operations#(S) -
  Net investment income                          $ 0.30          $ 0.64        $ 0.64        $ 0.53        $ 0.54        $ 0.57
  Net realized and unrealized gain (loss)
    on investments                                (0.06)          (0.38)         0.18         (0.17)        (0.60)         0.05
  Distributions declared to shareholders on
    preferred shares                              (0.02)          (0.05)        (0.10)         --            --            --
                                                 ------          ------        ------        ------        ------        ------
      Total from investment operations           $ 0.22          $ 0.21        $ 0.72        $ 0.36        $(0.06)       $ 0.62
                                                 ------          ------        ------        ------        ------        ------
Distributions declared to shareholders from
  net investment income -
  Common shares                                  $(0.26)         $(0.53)       $(0.53)       $(0.53)       $(0.53)       $(0.58)
                                                 ------          ------        ------        ------        ------        ------
Preferred shares offering cost charged to
  paid-in capital                                $  --           $  --          $(0.05)      $   --        $   --        $   --
                                                 ------          ------        ------        ------        ------        ------
Net asset value - end of period                  $ 7.57          $ 7.61        $ 7.93        $ 7.79        $ 7.96        $ 8.55
                                                 ------          ------        ------        ------        ------        ------
Common share market value - end of period        $ 7.50          $ 7.15        $ 7.83        $ 7.38        $ 7.13        $ 9.19
                                                 ------          ------        ------        ------        ------        ------
Total return at common market value                9.16%(++)      (2.64)%       13.58%         5.20%        (0.59)%        8.37%
Ratios (to average net assets applicable to
 common shares)/Supplemental data:##
  Expenses+                                        1.58%(+)        1.56%         1.49%         1.11%         1.06%         1.10%
  Net investment income+(S)                        8.07%(+)        8.26%         8.12%         6.76%         6.49%         6.62%
Portfolio turnover                                    5%             16%           26%           18%           15%           12%
Net assets at end of period
  (000 Omitted)                                $300,436        $302,010      $312,996      $305,789      $312,195      $333,544
Supplemental Ratios:
  Ratio of expenses to average net assets
    including preferred shares+##                  1.08%(+)        1.07%         1.07%         1.11%         1.06%         1.10%
  Preferred shares dividends                       0.55%(+)        0.68%         1.28%         --            --            --
  Net investment income available to common
    shares(S)                                      7.52%(+)        7.58%         6.84%         6.76%         6.49%         6.62%

Senior Securities:
  Total preferred shares outstanding              5,600           5,600         5,600          --            --            --
  Asset coverage per preferred share++          $78,649         $79,090       $80,897          --            --            --
  Involuntary liquidation preference per
    preferred share                             $25,000         $25,000       $25,000          --            --            --
  Average market value per
    preferred share                             $25,000         $25,000       $25,000          --            --            --

 (S)As required, effective November 1, 2001, the trust has adopted the provisions of the AICPA
    Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gains and losses per share by $0.01, and to increase the ratio of net investment income to average net assets by 0.07%. Per share, ratios, and supplemental data for periods prior to
    November 1, 2001 have not been restated to reflect this change in presentation.
   +Ratio excludes dividend payment on auction preferred shares.
  ++Calculated by subtracting the trust's total liabilities (not including preferred shares)
    from the trust's total assets and dividing this by the number of preferred shares outstanding.
   #Per share data are based on average common shares outstanding.
  ##Ratios do not reflect reductions from fees paid indirectly.
 (+)Annualized.
(++)Not annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1) Business and Organization
MFS Municipal Income Trust (the trust) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a non-diversified closed-end management investment company.

(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The trust can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high- yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions.

Investment Valuations - Bonds and other fixed income securities (other than short-term obligations) of U.S. issuers in the trust's portfolio are valued at an evaluated bid price on the basis of quotes from brokers and dealers or on the basis of valuations furnished by a pricing service. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations in the trust's portfolio are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer supplied valuations. Portfolio investments for which market quotations are not readily available, or whose values have been materially affected by events occurring after the close of their primary markets, are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

Futures Contracts - The trust may enter into futures contracts for the delayed delivery of securities, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the trust is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the trust each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the trust. The trust's investment in futures contracts is designed to hedge against anticipated future changes in interest rates or securities prices. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Should interest rates or securities prices move unexpectedly, the trust may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Swap Agreements - The trust may enter into swap agreements. A swap is an exchange of cash payments between the trust and another party, which is based on a specific financial index. Cash payments are exchanged at specified intervals and the expected income or expense is recorded on the accrual basis. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The trust uses swaps for both hedging and non-hedging purposes. For hedging purposes, the trust may use swaps to reduce its exposure to interest rate fluctuations. For non-hedging purposes, the trust may use swaps to take a position on anticipated changes in the underlying financial index.

Rate Lock Swaps - The trust may enter into rate lock swaps, which are used to reduce the interest rate risk of the portfolio. A rate lock swap is a payment or receipt of cash on a specified future date, calculated as the difference between the strike rate and a specific index yield on that date. The payment received or made at the end of the measurement period is recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with generally accepted accounting principles. All premium and original issue discount is amortized or accreted for tax reporting purposes as required by federal income tax regulations. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the trust at a future date, usually beyond customary settlement time.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly - The trust's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the trust. This amount is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions - The trust's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net tax-exempt and taxable net income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Distributions paid by the trust from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the trust intends to meet certain requirements of the Code applicable to regulated investment companies, which will enable the trust to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax-preference item to shareholders.

Distributions to shareholders are recorded on the ex-dividend date. The trust distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for defaulted bonds, capital losses, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended October 31, 2002 and October 31, 2001 was as follows:

                                           OCTOBER 31, 2002   OCTOBER 31, 2001
------------------------------------------------------------------------------
Distributions declared from:
    Tax-exempt income                           $22,909,900        $24,751,498
    Ordinary income                                  64,159              2,451
                                                -----------        -----------
Total distributions declared                    $22,974,059        $24,753,949
                                                -----------        -----------

As of October 31, 2002, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

      Undistributed ordinary income               $    41,436
      Undistributed long-term tax-exempt income     5,432,968
      Capital loss carryforward                   (36,922,586)
      Unrealized depreciation                      (6,327,329)
      Other temporary differences                    (985,698)

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration.

          EXPIRATION DATE                                AMOUNT
          ----------------------------------------------------------
          October 31, 2003                              $ (4,513,979)
          October 31, 2004                                (8,774,606)
          October 31, 2005                               (16,518,819)
          October 31, 2006                                (1,383,806)
          October 31, 2009                                (2,847,429)
          October 31, 2010                                (2,883,947)
                                                        ------------
              Total                                     $(36,922,586)
                                                        ------------

(3) Transactions with Affiliates
Investment Adviser - The trust has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the trust's average daily net assets and 6.32% of investment income.

The trust pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the trust, all of whom receive remuneration for their services to the trust from MFS. Certain officers and Trustees of the trust are officers or directors of MFS and MFS Service Center, Inc. (MFSC). On January 1, 2002, the Trustees terminated the Independent Trustee unfunded defined benefit plan for active Trustees. Included in the Trustees' compensation is a pension expense of $7,129 for inactive trustees for the six months ended April 30, 2003.

Administrator - The trust has an administrative services agreement with MFS to provide the trust with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the trust pays MFS an administrative fee at the following annual percentages of the trust's average daily net assets:

              First $2 billion                          0.0175%
              Next $2.5 billion                         0.0130%
              Next $2.5 billion                         0.0005%
              In excess of $7 billion                   0.0000%

Transfer Agent - MFSC acts as registrar and dividend disbursing agent for the trust. The agreement provides that the trust will pay MFSC an account maintenance fee of no more than $9.00 and a dividend services fee of $0.75 per reinvestment and will reimburse MFSC for reasonable out-of-pocket expenses.

(4) Portfolio Securities
Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $21,859,843 and $27,321,811, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust as computed on a federal income tax basis, are as follows:

Aggregate cost                                                   $433,516,450
                                                                 ------------
Gross unrealized appreciation                                    $ 20,666,962
Gross unrealized depreciation                                     (19,862,243)
                                                                 ------------
    Net unrealized appreciation                                  $    804,719
                                                                 ------------

(5) Shares of Beneficial Interest
The trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized 39,724,784 full and fractional shares of beneficial interest. Transactions in trust shares were as follows:


                                             SIX MONTHS ENDED         YEAR ENDED
                                               APRIL 30, 2003   OCTOBER 31, 2002
--------------------------------------------------------------------------------
                                                       AMOUNT             SHARES
--------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment
  of distributions                                     $1,292            210,190

(6) Line of Credit
The trust and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the trust for the six months ended April 30, 2003 was $1,015. The trust had no borrowings during the period.

(7) Financial Instruments
The trust trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates. These financial instruments include swap agreements. The notional or contractual amounts of these instruments represent the investment the trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Rate Lock Swaps

NOTIONAL PRINCIPAL
     AMOUNT OF                                                       UNREALIZED
     CONTRACT                                                       DEPRECIATION
--------------------------------------------------------------------------------
     3,000,000     Agreement with Goldman Sachs terminating on
                   December 10, 2003 to pay the difference
                   between the notional value and the market
                   value of bond with a 4.78% coupon maturing on
                   December 10, 2023 priced at a yield to
                   maturity equal to 4.78% the MMD general
                   obligation yield curve rate for the
                   designated maturity year as of the close of
                   business on the termination date, if negative
                   (receive if positive)                            $   (51,374)
     8,500,000     Agreement with Merrill Lynch terminating on
                   November 12, 2003 to pay the difference
                   between 4.60% and the MMD general obligation
                   yield curve rate for the designated maturity
                   year as of the close of business on the
                   termination date times the notional amount
                   times 10.75 if positive (receive if negative)    $  (386,167)
    10,000,000     Agreement with Merrill Lynch terminating on
                   June 17, 2003 to pay the difference between
                   4.745% and the MMD general obligation yield
                   curve rate for the designated maturity year
                   as of the close of business on the
                   termination date times the notional amount
                   times 12.81 if positive (receive if negative)    $  (402,854)
    10,000,000     Agreement with Merrill Lynch terminating on
                   June 19, 2003 to pay the difference between
                   4.755% and the MMD general obligation yield
                   curve rate for the designated maturity year
                   as of the close of business on the
                   termination date times the notional amount
                   times 12.80 if positive (receive if negative)    $  (414,573)
    25,000,000     Agreement with Merrill Lynch terminating on
                   December 10, 2003 to pay the difference
                   between the notional value and the market
                   value of a bond with a 4.75% coupon maturing
                   on December 10, 2023 priced at a yield to
                   maturity equal to the MMD general obligation
                   yield curve rate for the designated maturity
                   year as of the close of business on the
                   termination date if negative (receive if
                   positive)                                        $  (580,398)
                                                                    -----------
                   Total Depreciation                               $(1,835,366)
                                                                    -----------

At April 30, 2003, the trust had sufficient cash and/or securities to cover any commitments under these contracts.

(8) Restricted Securities
The trust may invest not more than 15% of its total assets in securities which are subject to legal or contractual restrictions on resale. At April 30, 2003, the trust owned the following restricted securities, excluding securities issued under Rule 144A, constituting 1.4% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The trust does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                                        DATE OF        PRINCIPAL
DESCRIPTION                                         ACQUISITION           AMOUNT             COST            VALUE
--------------------------------------------------------------------------------------------------------------------
Chicago, IL, Public Building Commission,
  Building Rev., RITES, 8.399s, 2016                  3/11/1999       $1,300,000       $1,390,818       $1,672,736
Chicago, IL, Public Building Commission,
  Building Rev., RITES, 8.399s, 2017                  3/11/1999        1,050,000          115,237        1,340,073
New Jersey Economic Development Authority,
  Economic Development Rev. (Holt Hauling &
  Warehousing), 8.4s, 2015                            1/30/1997        1,000,000        1,033,546          590,000
New Jersey Economic Development Authority,
  Economic Development Rev. (Holt Hauling &
  Warehousing),   8.6s, 2017                          1/30/1997        1,000,000        1,034,045          590,000
Niagara Falls, NY, Bridge Commission, Toll
  Rev., RITES, FGIC, 8.922s, 2015                     5/21/1999        1,500,000        1,595,588        1,916,880
                                                                                                        ----------
                                                                                                        $6,109,689
                                                                                                        ----------

(9) Auction Preferred Shares
The trust issued 2,800 shares of Auction Preferred Shares (APS), series T and 2,800 of Auction Preferred Shares (APS), series TH. Dividends are cumulative at a rate that is reset every seven days for both series through an auction process. During the six months ended April 30, 2003, the dividend rates ranged from 1.56% to 1.18%. The trust pays an annual fee equivalent to 0.25% of the preferred share liquidation value for remarketing efforts associated with the preferred auction. The APS are redeemable at the option of the trust in whole or in part at the redemption price equal to $25,000 per share, plus accumulated and unpaid dividends. The APS are also subject to mandatory redemption if certain requirements relating to its asset maintenance coverage are not satisfied. The trust is required to maintain certain asset coverage with respect to the APS as defined in the trust's By-Laws and the Investment Company Act of 1940.

In accordance with EITF D-98, "Classification and Measurement of Redeemable Securities", effective for the current period, the trust has reclassified its APS from outside of permanent equity in the Net Assets section of the Statement of Assets and Liabilities. In addition, distributions to APS shareholders are now classified as a component of the "Increase in net assets from operations" on the Statement of Operations and Statement of Changes in Net Assets and as a component of the "Total from Investment Operations" in the Financial Highlights. Prior year amounts presented have been reclassified to confirm this period's presentation. This change has no impact of the net assets applicable to common shares of the trust.

(10) Change in Accounting Principle
As required, effective November 1, 2001, the trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. Prior to November 1, 2001, the trust did not accrete market discount on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the trust, but resulted in a $523,371 increase in cost of securities and a corresponding $523,371 increase in net unrealized depreciation, based on securities held by the trust on November 1, 2001.

The effect of this change for the year ended October 31, 2002 was to increase net investment income by $203,659, increase net unrealized depreciation by $192,610, and increase net realized losses by $11,049. The Statement of Changes in Net Assets and Financial Highlights for prior periods has not been restated to reflect this change in presentation.

MFS(R) MUNICIPAL INCOME TRUST

The following tables present certain information regarding the Trustees and officers of MFS Municipal Income
Trust, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

             NAME, AGE, POSITION WITH THE TRUST, PRINCIPAL OCCUPATION, AND OTHER DIRECTORSHIPS(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES(2) (born 06/02/55)                     ABBY M. O'NEILL (born 04/27/28)
Chairman                                                 Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Rockefeller Financial Services,
                                                         Inc. (investment advisers), Chairman and Chief
JOHN W. BALLEN(2) (born 09/12/59)                        Executive Officer
Trustee and President
Massachusetts Financial Services Company, Chief          LAWRENCE T. PERERA (born 06/23/35)
Executive Officer and Director                           Trustee
                                                         Hemenway & Barnes (attorneys), Partner
KEVIN R. PARKE(2) (born 12/14/59)
Trustee                                                  WILLIAM J. POORVU (born 04/10/35)
Massachusetts Financial Services Company,                Trustee
President, Chief Investment Officer, and Director        Private investor; Harvard University Graduate
                                                         School of Business Administration, Class of 1961
INDEPENDENT TRUSTEES                                     Adjunct Professor in Entrepreneurship Emeritus;
                                                         CBL & Associates Properties, Inc. (real estate
LAWRENCE H. COHN, M.D. (born 03/11/37)                   investment trust), Director;
Trustee
Brigham and Women's Hospital, Chief of Cardiac           J. DALE SHERRATT (born 09/23/38)
Surgery; Harvard Medical School, Professor of            Trustee
Surgery                                                  Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
WILLIAM R. GUTOW (born 09/27/41)                         (investor in health care companies), Managing
Trustee                                                  General Partner (since 1993); Cambridge
Private investor and real estate consultant;             Nutraceuticals (professional nutritional
Capitol Entertainment Management Company (video          products), Chief Executive Officer (until May
franchise), Vice Chairman                                2001)

J. ATWOOD IVES (born 05/01/36)                           ELAINE R. SMITH (born 04/25/46)
Trustee                                                  Trustee
Private investor; KeySpan Corporation (energy            Independent health care industry consultant
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee        WARD SMITH (born 09/13/30)
and Chief Executive Officer (until November 2000)        Trustee
                                                         Private investor


(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").

(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.


OFFICERS

JEFFREY L. SHAMES (born 06/02/55)                        ROBERT R. FLAHERTY (born 09/18/63)
Chairman                                                 Assistant Treasurer
Massachusetts Financial Services Company, Chairman       Massachusetts Financial Services Company, Vice
                                                         President (since August 2000); UAM Fund Services,
JOHN W. BALLEN (born 09/12/59)                           Senior Vice President (prior to August 2000)
Trustee and President
Massachusetts Financial Services Company, Chief          RICHARD M. HISEY (born 08/29/58)
Executive Officer and Director                           Treasurer
                                                         Massachusetts Financial Services Company, Senior
JAMES R. BORDEWICK, JR. (born 03/06/59)                  Vice President (since July 2002); The Bank of New
Assistant Secretary and Assistant Clerk                  York, Senior Vice President (September 2000 to
Massachusetts Financial Services Company, Senior         July 2002); Lexington Global Asset Managers, Inc.,
Vice President and Associate General Counsel             Executive Vice President and Chief Financial
                                                         Officer, General Manager, Mutual Funds (prior to
STEPHEN E. CAVAN (born 11/06/53)                         September 2000)
Secretary and Clerk
Massachusetts Financial Services Company, Senior         ELLEN MOYNIHAN (born 11/13/57)
Vice President, General Counsel and Secretary            Assistant Treasurer
                                                         Massachusetts Financial Services Company, Vice
STEPHANIE A. DESISTO (born 10/01/53)                     President
Assistant Treasurer
Massachusetts Financial Services Company, Vice           JAMES O. YOST (born 06/12/60)
President (since April 2003); Brown Brothers             Assistant Treasurer
Harriman & Co., Senior Vice President (November          Massachusetts Financial Services Company, Senior
2002 to April 2003); ING Groep N.V./Aeltus               Vice President
Investment Management, Senior Vice President
(prior to November 2002)


The Trust holds annual shareholder meetings for the purpose of electing Trustees, and Trustees are elected for fixed terms. The Board of Trustees currently is divided into three classes, each having a term of three years.
Each year the term of one class expires. Each Trustee's term of office expires on the date of the third annual meeting following the election to office of the Trustee's class. Each Trustee will serve until next elected or his or her earlier death, resignation, retirement or removal.

Messrs. Shames, Ives, Perera and Poorvu, and Ms. Smith, have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen and Gutow have each served as a Trustee of the Trust since August 1, 2001. Messrs. Cohn, Sherratt and Smith, and Ms. O'Neill, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 112 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

INVESTMENT ADVISER                                       TRANSFER AGENT, REGISTRAR AND
                                                         DIVIDEND DISBURSING AGENT
Massachusetts Financial Services Company
500 Boylston Street                                      State Street Bank and Trust Company
Boston, MA 02116-3741                                    c/o MFS Service Center, Inc.
                                                         P.O. Box 55024
PORTFOLIO MANAGERS                                       Boston, MA 02205-8016
Michael W. Roberge+                                      1-800-637-2304
Geoffrey L. Schechter+

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110



+ MFS Investment Management

[Logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741



(C)2003 MFS Investment Management(R).
500 Boylston Street, Boston, MA 02116.                       MFMCE-SEM 6/03  37M

ITEM 2.  CODE OF ETHICS.

Not applicable at this time. Applicable for annual reports filed for fiscal years ending on or after July 15, 2003.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time. Applicable for annual reports filed for fiscal years ending on or after July 15, 2003.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time. Applicable for annual reports filed for the first fiscal year ending after December 15, 2003.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information requir ed to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

ITEM 10.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

         (b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

         [If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference:
         Attached hereto.][The submission of Section 906 certifications has been proposed by the SEC, but has not yet been finalized. The SEC has encouraged issuers to submit Section 906 certifications as an exhibit to Form N-CSR until the final rule has been adopted. Please see Proposed Rule: Certification of Disclosure in Certain Exchange Act Reports, Release No. 33-8212 (March 21, 2003)].

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      MFS MUNICIPAL INCOME TRUST
            --------------------------------------------------------------------


By (Signature and Title)*  /s/ JOHN W. BALLEN
                           -----------------------------------------------------
                           John W. Ballen, President

Date:  June 23, 2003
       -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*  /s/ JOHN W. BALLEN
                           -----------------------------------------------------
                           John W. Ballen, President
                           (Principal Executive Officer)

Date:  June 23, 2003
       -------------


By (Signature and Title)*  /s/ RICHARD M. HISEY
                           -----------------------------------------------------
                           Richard M. Hisey, Treasurer
                           (Principal Financial Officer and  Accounting Officer)

Date:  June 23, 2003
       -------------

* Print name and title of each signing officer under his or her signature.